CONVERTIBLE NOTES PAYABLE (Details) - Schedule of convertible notes payable - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued Interest	$ 12,560	$ 8,353
Unamortized debt discount	$ 0	(263,200)	$ (980,852)
Cavalry Fund I LP [Member]
Interest Rate	28.70%
Maturity date	November 16, 2022
Principal	$ 1,091,754
Accrued Interest	13,647
Unamortized debt discount
Convertible notes payable	$ 1,105,401	548,872
Mercer Street Global Opportunity Fund, LLC [Member]
Interest Rate	28.70%
Maturity date	November 16, 2022
Principal	$ 1,091,754
Accrued Interest	13,647
Unamortized debt discount
Convertible notes payable	$ 1,105,401	548,872
Bellridge Capital LP., [Member]
Interest Rate	10.00%
Maturity date	February 16, 2022
Principal
Accrued Interest
Unamortized debt discount
Convertible notes payable		863,609
Total Convertible Notes Payable [Member]
Principal	2,183,508	2,044,000
Accrued Interest	27,294	180,554
Unamortized debt discount		(263,201)
Convertible notes payable	$ 2,210,802	$ 1,961,353	$ 903,641